Finance Result	12 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Finance Result
25.
FINANCE RESULT

	Year ended September 30,
	2025	2024	2023
Interest expense - loans	(58,942)	(86,215)	(117,564)
Interest expenses - TRA	(7,632)	(12,975)	—
Interest expense - leases	(8,996)	(9,402)	(5,721)
Amortization of transaction costs	501	(28,409)	(6,150)
Reclassification from OCI to profit or loss from cash flow hedge	—	(2,665)	(272)
Change in FV of senior notes derivative asset	(9,813)	3,814	18,561
Interest income - bank	7,006	8,036	2,397
Other	(1,688)	516	1,713
Finance cost, net	(79,564)	(127,300)	(107,036)

Finance costs, net primarily includes interest on the Company's loans and borrowings, which decreased to due prepayments made during the years ended September 30, 2025 and 2024. During the year ended September 30, 2024, the extinguishment of the Senior Term Facilities Agreement resulted in the accelerated amortization of the transaction costs. See Note 15 – Loans and borrowings. Additionally, the TRA was introduced during the year ended September 30, 2024, which resulted in additional finance cost due to the unwinding of the discounting.